Form N-1A Cover	Oct. 26, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 26, 2026
Prospectus Date	Aug. 03, 2026